OTHER OPERATING INCOME, NET - Additional information (Details)	6 Months Ended
Jun. 30, 2022
April 1, 2019 to December 31, 2022
OTHER OPERATING INCOME, NET
Percentage of value added tax rate in super deduction	10.00%